Acquisition of business operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Schedule of fair values of intangible assets in business combination

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2019	39,136	2,526	1,839	43,501
Additions – separately acquired	1,835	99	67	2,001
Disposals	(35)	–	(151)	(186)
Exchange and other adjustments	(282)	24	26	(232)
At 31 December 2019	40,654	2,649	1,781	45,084
Additions – separately acquired	1,454	2	136	1,592
Disposals	(970)	(66)	(636)	(1,672)
Exchange and other adjustments	1,539	57	7	1,603
At 31 December 2020	42,677	2,642	1,288	46,607
Additions through business combinations (Note 27)	26,455	430	70	26,955
Additions – separately acquired	587	6	119	712
Transferred to Assets held for sale (Note 18)	(1,266)	(47)	–	(1,313)
Disposals	(801)	(402)	(23)	(1,226)
Exchange and other adjustments	(1,062)	(18)	(22)	(1,102)
At 31 December 2021	66,590	2,611	1,432	70,633
Amortisation and impairment losses
At 1 January 2019	17,907	2,035	1,600	21,542
Amortisation for year	1,808	52	68	1,928
Impairment charges	1,034	–	2	1,036
Impairment reversals	(3)	–	–	(3)
Disposals	(29)	–	(147)	(176)
Exchange and other adjustments	(112)	10	26	(76)
At 31 December 2019	20,605	2,097	1,549	24,251
Amortisation for year	1,872	59	61	1,992
Impairment charges	405	–	–	405
Impairment reversals	(165)	–	–	(165)
Disposals	(899)	(66)	(636)	(1,601)
Exchange and other adjustments	746	38	(6)	778
At 31 December 2020	22,564	2,128	968	25,660
Amortisation for year	2,908	172	63	3,143
Impairment charges	2,067	–	18	2,085
Transferred to Assets held for sale (Note 18)	(931)	(14)	–	(945)
Disposals	(797)	(402)	(21)	(1,220)
Exchange and other adjustments	(535)	(21)	(26)	(582)
At 31 December 2021	25,276	1,863	1,002	28,141
Net book value
At 31 December 2019	20,049	552	232	20,833
At 31 December 2020	20,113	514	320	20,947
At 31 December 2021	41,314	748	430	42,492

	2021	2020	2019
	$m	$m	$m
Net book value
Current intangible assets	105	–	–
Non-current intangible assets	42,387	20,947	20,833
At 31 December	42,492	20,947	20,833

Alexion Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Schedule of fair values in business combination

Fair value
$m
Non-current assets
Property, plant and equipment	1,135
Right-of-use assets	263
Intangible assets	26,855
Other non-current assets	301
28,554
Current assets
Inventories	6,769
Trade and other receivables	2,096
Intangible assets	100
Cash and cash equivalents	4,086
13,051
Current liabilities
Interest-bearing loans and borrowings	(2,336)
Trade and other payables	(1,192)
Other current liabilities	(40)
(3,568)
Non-current liabilities
Lease liabilities	(228)
Deferred tax liabilities	(4,191)
Other non-current liabilities	(697)
(5,116)
Total net assets acquired	32,921
Less: non-controlling interests	(150)
Goodwill	8,287
Total fair value of consideration	41,058
Less: fair value of equity consideration	(27,196)
Less: fair value of replacement employee share awards	(513)
Less: cash and cash equivalents acquired	(4,086)
Net cash outflow	9,263

Schedule of fair values of intangible assets in business combination

	Fair value	Useful lives
	$m	Years
Launched products – C5 franchise (Soliris/Ultomiris)	18,480	6 to 15
Launched products – Strensiq, Kanuma, Andexxa	5,215	11 to 17
Products in development	2,760	Not amortised
Other intangibles	500	5 to 10
	26,955